CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Net Parent Investment [Member] Predecessor [Member]	AOCI Attributable to Parent [Member] Predecessor [Member]	AOCI Attributable to Parent [Member] Successor [Member]	Total [Member] Predecessor [Member]	Total [Member] Successor [Member]	Class A Common Stock [Member] Successor [Member]	Class C Common Stock [Member] Successor [Member]	Additional Paid-in Capital [Member] Successor [Member]	Retained Earnings [Member] Successor [Member]
Beginning balance, value at Dec. 31, 2022	$ 22,236	$ 1,155		$ 23,391
Net loss	(4,380)			(4,380)
Stock-based compensation allocated from parent	158			158
Net investment from parent	8,680			8,680
Cumulative translation adjustment		(28)		(28)
Ending balance, value at Mar. 14, 2023	$ 26,694	$ 1,127		$ 27,821	$ (6,955)	$ 1		$ 1,607	$ (8,563)
Ending balance, shares at Mar. 14, 2023						7,034,999
Shares issued in connection with Business Combination					69,928		$ 1	69,927
Shares issued in connection with Business Combination, shares						1,547,700	5,487,300
Net loss					(49,238)				(49,238)
Cumulative translation adjustment			(85)		(85)
Stock-based compensation					(925)			(925)
Warrant exchange and exercise, shares						1,035,000
Warrant exercise - cashless					548			548
Warrant exercise - cashless, shares						49,608
Mandatory conversion from Class C common stock to Class A common stock						$ 1	$ (1)
Mandatory conversion from Class C common stock to Class A common stock, shares						5,487,300	(5,487,300)
Common stock issuance – non-cash compensation					195			195
Warrant exchange and exercise					10,134			10,134
Common stock issuance - non-cash compensation, shares						99,782
Stock issuance cost					(54)			(54)
Ending balance, value at Dec. 31, 2023			(85)		25,398	$ 2		83,282	(57,801)
Ending balance, shares at Dec. 31, 2023						15,254,389
Ending balance, value at Jun. 30, 2024									(68,439)
Beginning balance, value at Dec. 31, 2023			(85)		25,398	$ 2		83,282	(57,801)
Beginning balance, shares at Dec. 31, 2023						15,254,389
Ending balance, value at Sep. 30, 2024									(73,873)
Beginning balance, value at Dec. 31, 2023			(85)		25,398	$ 2		83,282	(57,801)
Beginning balance, shares at Dec. 31, 2023						15,254,389
Net loss					(19,408)				(19,408)
Cumulative translation adjustment			301		301
Stock-based compensation					(2,831)			(2,831)
Net exercise of options
Net exercise of options, shares						12,570
Common shares issued for extinguishment of debt					6,579			6,579
Common shares issued for extinguishment of debt, shares						3,695,211
Common shares issued for vested restricted stock units
Common shares issued for vested restricted stock units, shares						246,220
Taxes withheld on stock-based compensation					(171)			(171)
Common shares issued as commitment shares					62			62
Common shares issued as commitment shares, shares						40,000
Ending balance, value at Dec. 31, 2024			$ 216		$ (15,592)	$ 2		$ 92,583	(77,209)
Ending balance, shares at Dec. 31, 2024						19,248,390
Beginning balance, value at Mar. 31, 2024									(62,971)
Net loss									(5,468)
Ending balance, value at Jun. 30, 2024									(68,439)
Net loss									(5,434)
Ending balance, value at Sep. 30, 2024									$ (73,873)